Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)		Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Current assets
Cash and cash equivalents	$ 37,957		¥ 261,827	¥ 109,213
Restricted cash	42		288
Accounts receivable, net	266		1,837
Prepaid expenses and other current assets, net	15,369		106,027	45,535
Inventories	556		3,832	6,351
Prepaid tax	443		3,054
Total current assets	59,401		409,752	161,665
Non-current assets
Property, plant and equipment, net	4,957		34,196	39,599
Operating lease right-of-use assets, net	130		900	1,714
Finance lease right-of-use assets, net	241		1,660	2,246
Intangible assets, net	25		174	205
Deferred loss on sale-leaseback	63		435	605
Total non-current assets	5,416		37,365	44,369
Total assets	64,817		447,117	206,034
Current liabilities
Accounts payable	14,656		101,097	138,504
Short-term borrowings	8,388		57,860	57,600
Current portion of long-term borrowings	783		5,400
Current portion of government grants	263		1,812	1,812
Lease liabilities	174		1,203	4,085
Other payables and accrued liabilities	10,700		73,810	89,350
Current liabilities related to discontinued operations	252		1,726	1,601
Total current liabilities	42,040		289,982	333,739
Non-current liabilities
Long-term borrowings	722		4,980	6,000
Government grants	104		717	2,530
Due to related party	1,906		13,150
Lease liabilities - non-current	60		416	1,619
Total non-current liabilities	2,792		19,263	10,149
Total liabilities	44,832		309,245	343,888
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	174,684		1,204,970	732,909
Subscription receivables	(22,542)		(155,495)
Accumulated deficit	(131,451)		(906,751)	(878,915)
Accumulated other comprehensive income	(799)		(5,500)	13,317
Total UTime Limited shareholder's equity	20,738		143,063	(132,663)
Non-controlling interests	(753)		(5,191)	(5,191)
Total shareholders' equity	19,985		137,872	(137,854)
Total liabilities and shareholders' equity	64,817		447,117	206,034
Common Class A [Member]
Shareholders’ equity
Ordinary shares value	846		5,839	26
Common Class B [Member]
Shareholders’ equity
Ordinary shares value		[1]
Related Party [Member]
Current assets
Due from related parties	4,768		32,887	566
Current liabilities
Due to related parties	6,803		46,928	40,787
Interest payable to related party	$ 21		146
Non-current liabilities
Due to related party			¥ 13,150

[1]	On March 31, 2025, the Company effected a 10-for-1 consolidation of its ordinary shares; on November 21, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; on February 17, 2026, the Company effected a 5-for-1 sconsolidation of its ordinary shares; and on June 22, 2026, the Company effected a 10-for-1 consolidation of its ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.